Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

April 27,  2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of April 22, 2011

2.         We note your response to our prior comment 2 from our letter dated March 14, 2011 and reissue the comment in part.  Please revise your disclosure to include all of your responses to our prior comment 2 and our prior comment three from our letter dated December 29, 2010.

A blank check company is a development stage company that has no specific business plan or purpose or has indicated its business plan is to engage in a merger or acquisition with an unidentified company or companies, other entity, or person.  Since Abby Inc. has absolutely no plan to merge with another company or entity  etc. and has a plan, has a property and has invested money into achieving the plan and we are following our plan without deviation,  we believe we exceed blank check status.  We plan on raising money to take us to the end of  phase three by the spring  of 2012. This would be about 108,000.00 USD, of which we have 4,200.00 USD after paying our auditor’s 14,000.00 USD on March 3, 2011. We will raise the funds the same way we raised the 35,000.00 USD in February and/or by shareholder loans.

3.

 We note your response to our prior comment 3 from our letter dated March 14, 2011 and reissue the comment.  We note that your Purchase Agreement provides for the transfer of title of the Westrose property after the completion of Phase Two of your exploration plan.  Please provide disclosure as to the reason for the arrangement between you and Mr. Wilkinson to delay in transferring the title from Mr. Wilkinson to you until after the completion of your Phase Two.  In addition, please revise the following statement on page 34 in light of the delay: “The concession is being registered in the name of Abby, Inc. a Colorado Corporation.”

The disclosure has been updated on page 34.  Mitchel Vestco and Abby Inc. have an agreement to transfer title after the certain portion of work has been done on the property.

4.          We note your disclosure throughout the filing that the Westrose property was purchased on July 17, 2010 when the purchase agreement indicates that it was as of September 17, 2010. Please revise.

The disclosure has been updated.

5.

  We note that, with this amendment, you have increased the number of shares to be registered by 3,500,000 shares. Please indicate whether the proper registration fee was paid given the disclosure regarding the fee paid did not change to correspond with the increase. In addition, please provide expanded disclosure regarding the February 2011 private placements, including how the investors were solicited.

The cover page reflects a fee of 19.25, of which 12.19 cents is the new fee paid to the fee unit of the SEC.  Since the second amendment was filed, the fees have been increased by the SEC which is why there isn’t a direct correlation between the two fees for the last amendment.  The three and a half million shares were sold to grand children of  Kenneth Larsen.

Determination of Offering Price, page 12

6.

We note your response to our prior comment 9 from our letter dated March 14, 2011.  Please revise to further clarify that the price investors were willing to pay for your common stock referenced in this section was based on the price paid by investors in the private placement to the selling shareholders that closed on November 30, 2009.

The disclosure has been updated on page 12.

Selling Shareholders, page 12

7.          We note this section discusses the offering of 9,000,000 shares of common stock. Please revise this section, and throughout the filing, to accurately reflect the number of shares being offered by selling shareholders.

The disclosure has been updated on page 12

8.          If applicable, revise your “Family Relationships” disclosure to address any family relationships between Kenneth, Sheryl and Calissa Larsen.

Sheryl and Calissa Larsen are the grand children of  Kenneth Larsen. The document has been updated in this regard on page 14.

Directors, Executive Officers, Promoters and Control Persons, page 18

9.          We note your response to our prior comment 11 from our letter dated March 14, 2011 but did not see the corresponding updated disclosure. Accordingly, we reissue the comment.

Please include disclosure regarding the allocation of responsibilities between Mr.

Wilkinson and Mr. Don Thompson given the traditional role of management to oversee the day to day operations of the company. In this regard, we note your disclosure on page 28 that you “do not have any employees other than [y]our directors.” Please clarify whether Mr. Wilkinson also is an employee of the company, and provide adequate disclosure in this section and in other sections where you discuss Mr. Wilkinson.

Abby does not have any paid employees at this time.  Mr Wilkinson is currently giving us advice with regard to our gas project.  He has been compensated for this advice by the three million restricted shares he received. The disclosure has been updated on page 28.

10.        We note your response to our prior comment 12 from our letter dated March 14,

2011 but did not see the corresponding updated disclosure. Accordingly, we reissue the comment.  Please identify the junior oil companies Mr. Wilkinson is assisting in year-end reserves audits and assisting in the management of oil and gas assets. Please include disclosure regarding possible conflicts of interest that might arise due to Mr. Wilkinson’s involvement with other companies, some of which may be your competitors. In the alternative, please explain why such disclosure need not be included.

Mr. Wilkinson is consulting to Dong Energy as principle reservoir engineer.  (www.dongenergy.co.uk)

He doesn’t think that there will be any conflict of interest in the future when he does outside work for other companies and he has a direct interest in seeing Abby succeed as he has 3,000,000 restricted shares.

11.       We note your response to our prior comment 13 from our letter dated March 14, 2011 and your response that Item 401(f) is not applicable to the company. Please indicate in your response the reason Item 401(f) is not applicable to the company. In the alternative,

revise to include disclosure required pursuant to Item 401(f) of Regulation S-K.

The agreement was reached six months before Brian Wilkinson became a director of Abby Inc.  in an arm’s length agreement so there is no conflict of interest.

Security Ownership of Certain Beneficial Owners and Management, page 21

12.        We note that the most recent amendment made changes to the total number of shares outstanding for the company due to the private placement held in February 2011, but that the percentages for each beneficial owner listed in the table did not change to reflect the dilution in ownership they experienced. Please revise the table to accurately reflect the percentage beneficial ownership of your executive officers, directors and persons who hold 5% or more of the outstanding common stock of your company.

The disclosure has been updated on page 21.

Organization in the Last Five Years, page 24

13.        We note your response to our prior comment 14 from our letter dated March 14, 2011 but did not see the corresponding updated disclosure. Accordingly, we reissue the comment in part. Please revise your disclosure in this section to discuss that you purchased the oil and gas lease for this project valued at $15,000 from Mr. Wilkinson in July 2009 for 3 million shares of common stock plus $7,000 cash.

The disclosure has been updated on page 24

Government Approvals and Regulations, page 28

14.          We note your response to our prior comment 16 from our letter dated March 14, 2011 and reissue the comment in part. Please provide consistent disclosure throughout the filing regarding specific permits and bonding that must be received by the company in order to engage in your exploration Phases One and Two. In particular, we note the disclosure on page 30 that, “we obtain the necessary permits and bonding.”

The disclosure has been updated

Management Discussion and Analysis, page 29

15.           We note your disclosure that you have enough funds to complete your exploration program. Please revise to provide disclosure as to whether you currently have a sufficient amount of funds to complete your entire exploration program without additional capital.

The disclosure has been updated on page 29

16.          We note your disclosure that the company spent “18,000 to start a seismic program that is needed in conjunction with the other phase one work.” Revise your disclosure to indicate whether the company spent $18,000 or if the 18,000 is listed in another currency. In addition, please revise your disclosure to clarify the purpose of the 18,000 given its omission from your proposed budget and to include disclosure naming the company or person conducting the seismic program.

The disclosure has been updated at the bottom of page 29

17.          We note that you replaced the statement that, “[i]n the absence of such financing [to fund phases two and three], our business will fail,” with disclosure regarding the February

2011 private placement. Please indicate whether the February 2011 financing was sufficient to cover phases two and three and whether you have sufficient financing to complete these phases.

We do not have sufficient financing at this time to complete phases two, three and four.

We are in the process of analyzing the results of phase one.

Results of Operations, page 33

18.         Please revise your disclosure of the total amount you have raised from private offerings to include the private placement made in February 2011.

The disclosure has been updated on page 33 to reflect that there has been a total of 80,000.00usd raised.

Recent Sales of Unregistered Securities, page 40

19.           Please revise to include disclosure required pursuant to Item 701 of Regulation S-K regarding the private placement made in February 2011.

The disclosure has been updated on page 40.

Exhibits, page 41

20.          We note your filing of an amended purchase agreement as exhibit 10.1. Please revise your exhibit table to reflect that the purchase agreement is the amended version.

The disclosure exhibit has been updated on page 41

21. Please provide a legal opinion that covers the entire amount of securities being registered.

The correct legal opinion has been provided as exhibit 5.1.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 president